Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income tax benefit	$ 4,718,036	$ 3,155,704	$ 5,378,552
Swvl for Smart Transport Applications and Services LLC
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income tax benefit	$ 20,970,000	$ 12,200,000	$ 23,700,000	$ 4,600,000